Note 5 - Loans and Related Allowance for Loan and Lease Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Individually evaluated for impairment	$ 689	$ 740
Less: allowance for loan and lease losses	14,438	14,342
Collectively evaluated for impairment	13,749	13,602
Beginning balance	14,342	13,459
Charge-offs	(446)	(465)
Recoveries	542	648
Provision	0	700
Ending balance	14,438	14,342
Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment	407	10
Less: allowance for loan and lease losses	2,203	1,836
Collectively evaluated for impairment	1,796	1,826
Beginning balance	1,836	1,342
Charge-offs	0	0
Recoveries	5	45
Provision	362	449
Ending balance	2,203	1,836
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment	167	655
Less: allowance for loan and lease losses	5,597	7,431
Collectively evaluated for impairment	5,430	6,776
Beginning balance	7,431	6,817
Charge-offs	(150)	(313)
Recoveries	23	138
Provision	(1,707)	789
Ending balance	5,597	7,431
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment	0	0
Less: allowance for loan and lease losses	662	454
Collectively evaluated for impairment	662	454
Beginning balance	454	461
Charge-offs	0	0
Recoveries	0	0
Provision	208	(7)
Ending balance	662	454
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Residential Portfolio Segment [Member]
Individually evaluated for impairment	28	17
Less: allowance for loan and lease losses	2,047	1,740
Collectively evaluated for impairment	2,019	1,723
Beginning balance	1,740	1,683
Charge-offs	0	(27)
Recoveries	61	27
Provision	246	57
Ending balance	2,047	1,740
Residential Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Commercial And Industrial [Member]
Individually evaluated for impairment	39	42
Less: allowance for loan and lease losses	1,483	882
Collectively evaluated for impairment	1,444	840
Beginning balance	882	1,353
Charge-offs	(40)	(1)
Recoveries	312	194
Provision	329	(664)
Ending balance	1,483	882
Commercial And Industrial [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Home Equity Lines of Credit [Member]
Individually evaluated for impairment	48	16
Less: allowance for loan and lease losses	1,753	1,452
Collectively evaluated for impairment	1,705	1,436
Beginning balance	1,452	1,405
Charge-offs	(25)
Recoveries	0	56
Provision	326	(9)
Ending balance	1,753	1,452
Home Equity Lines of Credit [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Construction and Other [Member]
Individually evaluated for impairment	0	0
Less: allowance for loan and lease losses	609	533
Collectively evaluated for impairment	609	533
Beginning balance	533	378
Charge-offs	0	0
Recoveries	0	46
Provision	76	109
Ending balance	609	533
Construction and Other [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	0	0
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	0	0
Less: allowance for loan and lease losses	84	14
Collectively evaluated for impairment	84	14
Beginning balance	14	20
Charge-offs	(231)	(124)
Recoveries	141	142
Provision	160	(24)
Ending balance	84	14
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Less: allowance for loan and lease losses	0	0
Beginning balance	0
Ending balance	$ 0	$ 0